MATERIAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
MATERIAL ACCOUNTING POLICIES
Basis for preparation of Condensed Consolidated Interim Financial Statements
A. Basis for preparation of Condensed Consolidated Interim Financial Statements
The Condensed Consolidated Interim Financial Statements for the cumulative six months ended on June 30, 2024 have been prepared in accordance with International Accounting Standard 34: Interim Financial Reporting (“IAS 34”), issued by the International Accounting Standards Board (hereinafter, IASB). They do not include all the information and disclosures required for full annual financial statements and should be read in conjunction with the Bancolombia S.A. and its subsidiaries consolidated financial statements for the year ended on December 31, 2023 which complied with International Financial Reporting Standards (hereinafter, IFRS) issued by the IASB, as well as the interpretations issued by the International Financial Reporting Interpretations Committee (hereinafter,
IFRS-IC).
The Condensed Consolidated Interim Financial Statements as of June 30, 2024 and 2023 have not been audited.
Preparation of the Condensed Consolidated Interim Financial Statements under going concern basis
Management has assessed the Group’s ability to continue as a going concern and confirms that the Group Bancolombia has adequate liquidity and solvency to continue operating the business for the foreseeable future, which is at least, but is not limited to, 12 months from the end of the reporting period. Based on the Group’s liquidity position at the date of authorization of the Condensed Consolidated Interim Financial Statements, Management maintains a reasonable expectation that it has adequate liquidity and solvency to continue in operation for at least the next 12 months and that the going concern basis of accounting remains appropriate.
The Condensed Consolidated Interim Financial Statements were prepared on a going concern basis and do not include any adjustments to the reported carrying amounts and classification of assets, liabilities and expenses that might otherwise be required if the going concern basis were not correct.
In the Management opinion, these Condensed Consolidated Interim Financial Statements reflect all material adjustments considered necessary in the circumstances and based on the best information available as of June 30, 2024 and the date of their promulgation and issuance, for a fair representation of financial results for the interim periods presented.
The results of operations for the cumulative six months ended on June 30, 2024 and 2023 are not necessarily indicative of the results for the full year. The Group Bancolombia believes that the disclosures are sufficient to make the information presented not misleading or biased. For this reason, the Condensed Consolidated Interim Financial Statements include selected explanatory notes to explain events and transactions that are important to the financial statements users or represent significant materiality in understanding the changes in the Group’s financial position and performance since the last annual audited financial statements.
Assets and liabilities are measured at cost or amortized cost, except for some financial assets and liabilities and investment properties that are measured at fair value. Financial assets and liabilities measured at fair value comprise those classified as assets and liabilities at fair value through profit or loss, debt instruments and equity securities measured at fair value through other comprehensive income (“OCI”) and derivative instruments. Likewise, the carrying value of assets and liabilities recognized as a fair value hedge are adjusted for changes in fair value attributable to the hedged risk. Almost, investments in associates and joint ventures are measured using the equity method.

The Condensed Consolidated Interim Financial Statements are stated in Colombian pesos (“COP”) and figures are stated in millions or billions (when indicated), except earnings per share, diluted earnings per share, dividends per share and the exchange rate, which are stated in units of Colombian pesos, while other currencies (dollars, euro, pounds, etc.) are stated in thousands.
The Parent Company’s financial statements, which have been prepared in accordance with “Normas de Contabilidad e Información Financiera” (“NCIF”) applicable to separate financial statements, are those that serve as the basis for the regulatory compliance, distribution of dividends and other appropriations by the shareholders.
The separate financial statements are those presented by the Parent Company in which the entity recognizes and measures the impairment of credit risk through allowances for loans losses, the classification and measurement of certain financial instruments (such as debt securities and equity instruments) and the recognition of provisions for foreclosed assets, in accordance with the accounting required by the “Superintendencia Financiera de Colombia” (“SFC”), which differ in certain accounting principles from IFRS that are used in the Condensed Consolidated Interim Financial Statements.

Use of estimates and judgments
B. Use of estimates and judgments
The preparation of Condensed Consolidated Interim Financial Statements requires that the Group’s Management makes judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.
The estimates and underlying assumptions are reviewed on an ongoing basis. Changes in accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
For the period ended on June 30, 2024 there were no changes in the significant estimates and judgments made by Management in applying the Group’s accounting, as compared to those applied in the Consolidated Financial Statements at the year ended on December 31, 2023.

Material accounting policies and recently issued accounting pronouncements
C. Material accounting policies and recently issued accounting pronouncements
The same accounting policies and methods of calculation applied in the Consolidated Financial Statements for the year ended on December 31, 2023 continue to be applied in these Condensed Consolidated Interim Financial Statements, except for the adoption of new standards, improvements and interpretations effective from January 1, 2024, as shown below:
Amendments to IAS 1 Presentation of Financial Statements:
On January 23, 2020, the IASB issued amendments to IAS 1 to clarify the requirements for classifying liabilities as current or non-current.
More specifically:

•
The amendments specify that the conditions which exist at the end of the reporting period of an obligation are those which will be used to determine if a right to defer settlement of a liability exists.

•	Management expectations about events after the balance sheet date, for example on whether a covenant will be breached, or whether early settlement will take place, are not relevant.

•	The amendments clarify the situations that are considered settlement of a liability.
Additionally, on October 30, 2022, the IASB issued an amendment to IAS 1 to improve the disclosures an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants, and how this impacts the classification of that liability as current or non-current.

The amendments to IAS 1 are required to be applied for annual periods beginning on or after January 1, 2024, which is consistent with the application period in Colombia, in accordance with Decreto 938 of August 2021, which includes the update of January 23, 2020. The amendments must be applied retrospectively, in accordance with IAS 8. Early application is permitted.
Management concluded that this amendment has no impact on the preparation of the Condensed Consolidated Interim Financial Statements, because the Group Bancolombia presents the Condensed Consolidated Interim Statement of Financial Position ordered by liquidity, according to the business nature.

a)	Recently accounting pronouncements issued by IASB pending to incorporate in NCIF framework accepted in Colombia
Amendments to IFRS 16 Leases - Lease liability in a sale and leaseback
: In September 2022, the Board amended IFRS 16 to add subsequent measurement requirements for sale and leaseback transactions that meet the requirements of IFRS 15 to be accounted as a sale. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a subsequent lease such that it does not recognize any amount of gain or loss that relates to the right-of-use
that it retains.
This amendment is effective for annual periods beginning on or after January 1, 2024, and early application is permitted.
This amendment has been assessed by Management with no evidence of an impact on the Group’s Condensed Consolidated Interim Financial Statements and disclosures, due the new requirements are in line with what the Group Bancolombia has applied and disclosed.
Amendments to IFRS 9 Financial instruments and IFRS 7 Financial instruments: disclosures - Classification and measurement of financial instruments:
In May 2024, the Board issued amendments to the classification and measurement requirements in IFRS 9. These amendments respond to feedback from post-implementation review of the accounting standard and clarify the requirements in areas where stakeholders have raised concerns, or where new issues have emerged since IFRS 9 was issued.
These amendments include:

•
Clarifying the classification of financial assets with environmental, social and corporate governance (ESG) and similar features:
ESG-linked
features in loans could affect whether the loans are measured at amortised cost or fair value. To resolve any potential diversity in practice, the amendments clarify how the contractual cash flows on such loans should be assessed.

•
Settlement of liabilities through electronic payment systems: The amendments clarify the date on which a financial asset or financial liability is derecognised. The IASB also decided to develop an accounting policy option to allow a company to derecognise a financial liability before it delivers cash on the settlement date if specified criteria are met.

With these amendments, the IASB has also introduced additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features, for example features tied to
ESG-linked
targets.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024, and early application is permitted.
Management is assessing the impact that these amendments will have on the Group’s Condensed Consolidated Interim Financial Statements and disclosures.

New standard NIIF 18 Presentation and Disclosure in Financial Statements:
In April 2024, the Board issued IFRS 18 to replace IAS 1 Presentation of Financial Statements. IFRS 18 introduces three sets of new requirements to improve the way companies report their financial performance and give investors a better basis for analyzing and comparing companies:

•
Improved comparability in the statement of income: IFRS 18 introduces three defined categories for income and expenses (operating, investing and financing) to improve the structure of the statement of income, and requires all companies to provide new defined subtotals, including operating profit.

•
Enhanced transparency of management-defined performance measures: The new standard requires companies to disclose explanations of those company-specific measures that are related to the statement of income, referred to as management-defined performance measures.

•
More useful grouping of information in the financial statements: IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. In addition, the new standard requires companies to provide more transparency about operating expenses, helping investors to find and understand the information they need.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and early application is permitted.
Management is assessing the impact that these amendments will have on the Group’s Condensed Consolidated Interim Financial Statements and disclosures.